Average Annual Total Returns{- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund K PRO-08 - Fidelity® Capital Appreciation Fund	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 1 year	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 5 years	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	33.90%	16.27%	14.60%	18.40%	15.22%	13.88%